Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jul

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 36.51%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		985	$98,767
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,976	95,361
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,650	47,702
Vanguard Short-Term Treasury ETF (a)............................................................................		1,651	95,411
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $341,258)			337,241
		Notional
PURCHASED OPTIONS - 127.91% (b)(c)	Contracts	Amount

CALL OPTIONS - 104.16%
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $385.45......................................	16	$573,696	36,800
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $0.39..........................................	26	932,256	925,359
PUT OPTIONS - 23.75%			962,159

iShares 20+ Year Treasury Bond ETF, Expires 7/10/2023, Strike Price $108.68...................	87	891,315	91,757
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 7/10/2023, Strike Price
$105.45................................................................................................................	90	922,050	61,376
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $346.91.......................................	26	932,256	62,842
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $154.57.......................................	26	932,256	3,487
TOTAL PURCHASED OPTIONS (Cost $1,207,515)			219,462
			1,181,621
Total Investments (Cost $1,548,773) - 164.42%............................................................			1,518,862
Liabilities in Excess of Other Assets - (64.42)%.............................................................			(595,073)
....................................................................................TOTAL NET ASSETS - 100.00%			$923,789

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,241.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	7/10/2023	$154.57	26	$(932,256)	$(539,102)
PUT OPTIONS					(539,102)

iShares 20+ Year Treasury Bond ETF...............	7/10/2023	$114.40	87	(891,315)	(124,036)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	7/10/2023	$111.00	90	(922,050)	(96,195)
S&P 500® Mini Index...................................	7/10/2023	$385.45	26	(932,256)	(104,659)
TOTAL OPTIONS WRITTEN (Premiums Received $818,010)					(324,890)
					$(863,992)